PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7          -      PROPERTY AND EQUIPMENT, NET

A.	Composition

	As of December 31,
	2017	2016
Original cost:
Buildings (including facility infrastructure)	$343,247	$333,696
Machinery and equipment	2,282,042	2,093,204
	$2,625,289	$2,426,900
Accumulated depreciation:
Buildings (including facility infrastructure)	$(215,515)	$(205,604)
Machinery and equipment	(1,774,650)	(1,604,610)
	$(1,990,165)	$(1,810,214)
	$635,124	$616,686

As of December 31, 2017 and 2016, the original cost of buildings, machinery and equipment was reflected net of investment grants (see B below) in the aggregate amount of $285,930 and $284,406, respectively.

The following is the composition of the leased equipment under capital lease agreements included under “Machinery and equipment“ above:

	As of December 31,
	2017	2016
Original cost - Machinery and equipment	$16,630	$--
Accumulated depreciation - Machinery and equipment	(306)	--
	$16,324	$--

B.	Investment Grants

Substantially all of Tower’s existing facilities and other capital investments made through 2012 have been granted approved enterprise status, as provided by the Investments Law.

In 2011, Tower received an approval certificate from the Israeli Investment Center for an expansion program for investments in fixed assets in Fab 2 facility in Israel, according to which Tower received grants in the amount of NIS 145,000 (approximately $36,000) for eligible investments in machinery, equipment and other assets made by Tower in the years 2006 to 2012. Investment grants received are presented as a deduction from the original cost of its respective assets. In December 2017, the Company received approval from the Israeli Investment Center for its final performance report.